Segment reporting, Total revenues (Details) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) Segment	Sep. 30, 2023 USD ($)
Operating Segments [Abstract]
Number of operating segments | Segment				1
Total Revenues [Abstract]
Shipping revenues		$ 141,125	$ 130,322	$ 437,067	$ 413,783
Other revenues	[1]	982	1,243	3,315	3,397
Total revenues		142,107	131,565	440,382	417,180
Time Charter Revenues [Member]
Total Revenues [Abstract]
Shipping revenues	[2]	22,484	17,859	58,573	58,339
Time Charter Revenues [Member] | IFRS 15 [Member]
Total Revenues [Abstract]
Total revenues		5,100	4,300	13,100	15,100
Voyage Charter Revenues [Member]
Total Revenues [Abstract]
Shipping revenues		$ 118,641	$ 112,464	$ 378,494	$ 355,444

[1]	Other revenues mainly relate to technical management services provided.
[2]	Time charter revenues is presented in accordance with IFRS 16 Leases, while the portion of time charter revenues related to technical management services, equaling $5.1 million in the third quarter of 2024, $4.3 million in the third quarter of 2023, $13.1 million in the first nine months of 2024 and $15.1 million in the first nine months of 2023, is recognized in accordance with IFRS 15 Revenue from Contracts with Customers.